Short-Term Borrowings And Lines Of Credit (Tables)	12 Months Ended
Sep. 30, 2013
Short-Term Borrowings And Lines Of Credit [Abstract]
Schedule Of Short-Term Debt And Current Maturities Of Long-Term Debt

	2012	2013
Current maturities of long-term debt	$560	267
Commercial paper	936	1,304
Payable to banks	10	16
Total	$1,506	1,587

Weighted-average short-term borrowing interest rate at year end	0.2%	0.2%